Shareholder Report, Holdings (Details)	May 31, 2025
C000143747 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143747 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143747 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143747 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143747 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143747 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143747 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143747 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143747 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143747 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000143747 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000167220 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167220 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167220 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000167220 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000167220 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167220 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167220 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167220 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000167220 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000167220 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000167220 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000218733 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218733 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218733 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218733 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218733 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218733 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218733 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218733 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218733 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000218733 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218733 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	52.80%